Other financial assets	12 Months Ended
Dec. 31, 2021
Other financial assets
Other financial assets

17 Other financial assets

	December 31, 2021		December 31, 2020
(€ million)	Current	Non-current	Current	Non-current
Long-term financing receivables held for operating purposes	17	1,832	29	953
Short-term financing receivables held for operating purposes	39	—	22	—
	56	1,832	51	953
Financing receivables held for non-operating purposes	4,252	—	203	—
	4,308	1,832	254	953
Securities held for operating purposes	—	53	—	55
	4,308	1,885	254	1,008

Changes in allowance for doubtful accounts were as follows:

(€ million)	2021	2020
Carrying amount at the beginning of the year	352	379
Additions	41	7
Deductions	(15)	(7)
Currency translation differences	25	(26)
Other changes	—	(1)
Carrying amount at the end of the year	403	352

Financing receivables held for operating purposes related principally to funds provided to joint ventures and associates in the Exploration & Production segment (€ 1,763 million) to execute capital projects of interest to Eni. These receivables are long-term interests in the initiatives funded. The main exposure is towards: (i) the joint venture Mozambique Rovuma Venture SpA for €1,008 million; (ii) Coral FLNG SA for €383 million (€288 million at December 31, 2020); (iii) Cardón IV SA (Eni’s interest 50%), the joint venture which is currently operating the Perla offshore gas field in Venezuela, for €199 million (€ 383 million at December 31, 2020).

Financing receivables held for operating purposes due beyond five years amounted to €399 million (€771 million at December 31, 2020).

The fair value of non-current financing receivables held for operating purposes of €1,832 million has been estimated based on the present value of expected future cash flows discounted at rates ranging from -0.3% to 1.7% (-0.5% and 1.4% at December 31,2020).

In addition to the expected credit loss model, the recoverability of the financial loan granted to the joint venture Cardón IV SA was assessed on the basis of the recoverability of the investment made by the JV for the development of the Perla field corresponding to the future cash flows of the project adjusted to price possible difficulties in converting future gas sales into cash, essentially assuming a deferral in the timing of revenues collection.

The recoverability of other long-term financial assets was assessed by considering the expected probability default in the next twelve months only, as the creditworthiness suffered no significant deterioration in the reporting period.

Financing receivables held for non-operating purposes related for €4,233 million (€203 million at December 31, 2020) restricted deposits in escrow to guarantee transactions on derivative contracts mainly referred to Global Gas & LNG Portfolio segment and for €19 million bank deposits with the purpose to invest cash surpluses.

Financing receivables were denominated in euro and U.S. dollar for €3,729 million and €1,980 million, respectively.

Securities held for operating purposes related to listed bonds issued by sovereign states.

Securities for €20 million (same amount at December 31, 2020) were pledged as guarantee of the deposit for gas cylinders as provided for by the Italian law.

The following table analyses securities per issuing entity:

	Amortized cost	Nominal value	Fair Value	Nominal rate of		Rating -
	(€ million)	(€ million)	(€ million)	return (%)	Maturity date	Moody’s	Rating - S&P
Sovereign states
Fixed rate bonds
Italy	24	24	24	from 0.0 to 1.75	from 2022 to 2031	Baa3	BBB
Others (*)	16	16	16	from 0.00 to 0.20	from 2023 to 2025	from Aa3 to Baa1	from AA to A
Floating rate bonds
Italy	11	11	11	from 0.22 to 0.43	from 2022 to 2025	Baa3	BBB
Others	2	2	2	1.10	2022	Baa2	BBB
Total sovereign states	53	53	53

(*) Amounts included herein are lower than €10 million.

All securities have maturity within five years.

The fair value of securities was derived from quoted market prices.

Receivables with related parties are described in note 36 — Transactions with related parties.